Line Of Credit And Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Line Of Credit And long-Term Debt [Abstract]
Schedule of Debt

	2012	2011
Note payable, bank (a)	$10,110,137	$9,043,690
Other	811,644	1,179,470
	$10,921,781	$10,223,160

Less current maturity of bank note payable	1,237,816	2,920,023
Total long-term debt	$9,683,965	$7,303,137

(a) Term loan due December 31, 2017; payable $357,143 quarterly including interest.

Revolving loan due December 31, 2015.

Schedule of Maturities

2013	$1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
$10,921,781